LONG TERM INVESTMENTS - Equity method investments (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Equity Method Investments [Line Items]
Equity method investments				$ 369,567
Payment for longterm investments			$ 243,289	2,450,736
TradeUP Global Sponsor LLC ("Global Sponsor")
Schedule Of Equity Method Investments [Line Items]
Equity method investments				369,567
Percentage of ownership investment		20.00%
Investment gain (loss)				$ 84,993
Payment for longterm investments		$ 454,560
Others
Schedule Of Equity Method Investments [Line Items]
Payment for longterm investments	$ 175,000
Impairment of investment			$ 175,000